Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

11      Inventories

The balance of this account comprises the following amounts:

  Composition
	December 31, 2021	December 31, 2020
Finished products (i)	160,318	168,328
Work in process	51,152	52,322
Raw materials	27,081	20,485
Imports in progress	1,681	2,642
Right to returned goods (ii)	2,131	5,855
	242,363	249,632

(i)    These amounts are net of slow-moving items and net realizable value.

(ii)   Represents the Company’s right to recover products from customers when customers exercise their right of return under the Company’s returns policies, where the Company estimates the volume of goods returned based on experience and foreseen expectations.

Changes in provision for losses with slow-moving inventories, net realizable value and provision for right to returned goods are broken down as follows:

  Changes in provision
	December 31, 2021	December 31, 2020	December 31, 2019
Opening balance	62,210	69,080	72,410
Additions	24,178	8,783	9,331
(Reversals)	(2,061)	(4,726)	(2,500)
Inventory losses (i)	(25,604)	(10,927)	(10,161)
Closing balance	58,723	62,210	69,080

(i) Refers substantially to physical books destroyed, previously provisioned, due to indication of damage or obsolescence caused by changes in the educational content during the school year.

Covid 19 Impacts

The Company assessed its inventories and corresponding accounting estimates and the result of the COVID-19 pandemic and did not identify any relevant impact of obsolescence or depreciation of inventories.